CASH FLOW INFORMATION (Details) - USD ($)	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016
Supplemental Cash Flow Elements [Abstract]
Interest paid, net of capitalized interest of $37,471 (2018), $20,360 (2017) and $49,707 (2016)	$ 211,092	$ 209,789	$ 222,969
Income taxes paid (refunded)	36,494	213,096	(367,755)
Capitalized interest	$ 37,471	$ 20,360	$ 49,707